Current maturities of long term loans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Current Maturities Of Long Term Loans [Abstract]
Schedule of Current Maturities of Long Term Loans

		Interest rate
	Linkage terms	2021 and 2022	December 31 2022	December 31 2021
		%	€ in thousands
Current maturities of long term bank loans (refer to Note 11)	EURIBOR	2 - 4.5	3,261	124,156
	-	2.58 – 3.03	7,463	-
	Consumer price index in Israel	4.65	2,091	2,024
			12,815	126,180

		Interest rate
	Linkage terms	2021 and 2022	December 31 2022	December 31 2021
		%	€ in thousands
Current maturities of other long term loans	EURIBOR	5.27	10,000	16,401
			10,000	16,401